Long-term Debt, Net	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Long-term Debt, Net
10.	Long-term debt, net

Long-term debt consists of the following:

	December 26, 2020	December 28, 2019
Term Loan	$240,552	$227,956
Revolving Credit Facility	30,000	3,000
Less: current portion	(2,428)	(2,285)
Total long-term debt	268,124	228,671
Less: unamortized deferred financing costs	(5,149)	(5,677)
Total long-term debt, net	$262,975	$222,994

In September 2018, EW Holdco, LLC, a wholly owned subsidiary of the Company, entered into a Term Loan and Revolving Credit Agreement (the “Senior Secured Credit Facility”), which included a secured revolving credit facility (the “Revolving Credit Facility”) with maximum borrowings of $20,000 and a secured term loan (the “Term Loan”) for $190,000, with a maturity date of September 25, 2024. EW Intermediate Holdco, LLC, a wholly owned subsidiary of the Company and EW Holdco, LLC’s direct parent, granted to the lenders a first priority security interest in generally all rights, title and interest in, to and under substantially all assets and equity interests of such parties, which include substantially all tangible assets of the Company.

The Term Loan was amended on April 29, 2019, resulting in incremental borrowings of $40,000 subject to the same terms. On January 2, 2020, the Company executed another incremental borrowing of $15,000 subject to the same terms. In response to the COVID-19 pandemic, on May 7, 2020, the Senior Secured Credit Facility was amended to increase the borrowing capacity under the Revolving Credit Facility by $10,000 to an aggregate amount of up to $30,000. The Company analyzed the amendments pursuant to the guidance in ASC 470-50, Debt—Modifications and Extinguishments and determined that the amendments did not give rise to a modification nor an extinguishment, but rather an exercise of the original terms of the Senior Secured Credit Facility.

Borrowings under the Term Loan bear interest at an index rate as defined in the credit agreement governing the Senior Secured Credit Facility plus an applicable margin of 5.5% (6.5% at December 26, 2020), payable quarterly through December 28, 2019 and monthly thereafter. The Term Loan requires principal payments equal to approximately $2,400 per fiscal year, payable in quarterly installments with the final scheduled principal payment on the outstanding Term Loan borrowings due on September 25, 2024. Beginning in fiscal year 2020, additional principal payments could be due in May of each year, which are based upon a calculation of Excess Cash Flow, as defined in the credit agreement. No such payments were required in May 2020. Proceeds from the Senior Secured Credit Facility were used to repay the outstanding balance of $129,350 on an original secured term loan of $130,000 that was entered into on January 18, 2018. The remaining original proceeds were used to redeem a portion of the then existing members’ membership interests in the Company as part of the GA Acquisition, and proceeds from the incremental borrowings in fiscal year 2019 and 2020 were used for general corporate purposes and to reacquire certain area representative rights during fiscal year 2020.

The Revolving Credit Facility bears interest at the index rate, as defined in the credit agreement plus an applicable margin of 3.5% (4.25% at December 26, 2020). Interest was due and payable quarterly through December 28, 2019 and is payable monthly thereafter. The Revolving Credit Facility was fully drawn in May 2020. As of December 26, 2020, there was $30,000 outstanding under the Revolving Credit Facility. Proceeds from the Revolving Credit Facility were used for general corporate purposes as well as to reacquire certain area representative rights during fiscal year 2020.

The credit agreement governing our Senior Secured Credit Facility requires the Company to comply with a number of affirmative and negative covenants, including certain restrictions on additional indebtedness, liens against the Company’s and its subsidiaries assets, sales of assets, and other restrictions on payments. The credit agreement also contains a quarterly maintenance covenant that requires us to maintain a net leverage ratio (as defined in the credit agreement) that does not exceed 8.75 to 1.00. As result of the increased borrowings during fiscal year 2020, beginning with the month ended June 27, 2020 and for the twelve months thereafter, the Company is required to maintain $6,000 of minimum liquidity, as defined by the credit agreement. During this twelve-month period, the financial covenant requiring maintenance of a maximum leverage ratio, as defined by the credit agreement, is not in in effect.

Annual future principal payments due on the term loan as of December 26, 2020 are as follows:

Fiscal Years Ending	Amount
2021	$2,428
2022	2,428
2023	2,428
2024	233,268
Total principal	240,552
Less: unamortized debt discount	(5,149)
Total debt, net	$235,403

European Wax Center, Inc. and Subsidiaries
Long-term Debt, Net

7. Long-term debt, net

Long-term debt consists of the following:

	September 25,2021	December 26,2020
2026 Term Loan	$180,000	$—
Previous Term Loan	—	240,552
Previous Revolving Credit Facility	—	30,000
Less: current portion	(3,375)	(2,428)
Total long-term debt	176,625	268,124
Less: unamortized debt discount and deferred financing costs	(1,867)	(5,149)
Total long-term debt, net	$174,758	$262,975

On August 9, 2021, EW Intermediate Holdco, LLC, a Delaware limited liability company (“Holdings”), EW Holdco, LLC, a Delaware limited liability company (the “Borrower”), as borrower (each indirect subsidiaries of the Company), entered into the 2026 Credit Agreement with the lenders party thereto, Bank of America, N.A., as administrative agent (the “Administrative Agent”), and the other parties party thereto. The Credit Agreement is comprised of the 2026 revolving credit facility and the 2026 term loan. The Credit Agreement will mature on August 9, 2026.

The proceeds from the new term loan were used together with proceeds from our initial public offering to fully repay and terminate the previous secured term loan (the “Previous Term Loan”) and the previous secured revolving credit facility (the “Previous Revolving Credit Facility”). In connection with the repayment and termination of the Previous Term Loan and Previous Revolving Credit Facility we incurred a loss on debt extinguishment of $6,313, which was recorded as a component of interest expense in the accompanying condensed consolidated statements of operations. Of this loss, $2,446 was attributable to the payment of the prepayment premium and related fees on the Previous Term Loan and $3,867 was due to the write-off of unamortized deferred financing costs. We incurred $1,924 in various lender and third party fees in conjunction with this transaction. Of these fees, $1,574,  along with $344 of unamortized deferred issuance costs, related to the 2026 Term Loan and have been recorded as a reduction of long-term debt on the accompanying condensed consolidated balance sheets. The remaining $350 of costs, along with $77 of unamortized deferred issuance costs, related to the 2026 revolving credit facility and have been recorded as other non-current assets on the accompanying condensed consolidated balance sheets.

Obligations under the 2026 Credit Agreement are guaranteed by Holdings and the direct and indirect wholly-owned material domestic subsidiaries of the Borrower, subject to certain exceptions. The obligations are secured by a pledge of the Borrower’s capital stock directly held by Holdings and a security interest in substantially all of the assets of Holdings, the Borrower and its subsidiaries, subject to certain exceptions.

Borrowings under the 2026 Credit Agreement will bear interest at a rate equal to, at the Borrower’s option, either (a) a LIBOR rate determined by reference to the cost of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate of Bank of America, N.A. and (iii) the one month adjusted LIBOR plus 1.00%, in each case plus an applicable margin. In addition, the Credit Agreement requires the Borrower to pay a commitment fee in respect of unused revolving credit facility commitments ranging between 0.30% and 0.45% per annum (determined based on the Borrower’s total net leverage ratio) in respect of the unused commitments under the Credit Agreement.

Borrowings under the 2026 Term Loan bear interest at an index rate as defined above plus an applicable margin of 3.0% (3.1% at September 25, 2021). The 2026 Term Loan requires principal payments payable in quarterly installments with the final scheduled principal payment on the outstanding 2026 Term Loan borrowings due on August 9, 2026. The 2026 revolving credit facility has a maximum borrowing capacity of $40,000 and as of September 25, 2021 there were no outstanding borrowings.

The 2026 Credit Agreement contains certain customary events of default, including in the event of a change of control, and certain covenants and restrictions that limit the Borrower’s and its subsidiaries’ ability to, among other things, incur additional debt; create liens on certain assets; pay dividends on or make distributions in respect of their capital stock or make other restricted payments; consolidate, merge, sell, or otherwise dispose of all or substantially all of their assets; and enter into certain transactions with their affiliates.

The Company is also subject to certain financial maintenance covenants under the 2026 Credit Agreement, which require the Company and its subsidiaries to (i) not exceed certain specified total net leverage ratios and (ii) not fall below a certain fixed charge coverage ratio, in each case, at the end of each fiscal quarter.

If the Company fails to perform its obligations under these and other covenants, or should any event of default occur, the term loan and revolving credit facility commitments under the 2026 Credit Agreement may be terminated and any outstanding borrowings, together with accrued interest, under the 2026 Credit Agreement could be declared immediately due and payable.